Average Annual Total Returns - VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF 1 Year	VictoryShares Developed Enhanced Volatility Wtd ETF 5 Years	VictoryShares Developed Enhanced Volatility Wtd ETF Life of Fund		VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares Developed Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund		Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	12.00%	1.81%	1.34%	[1]	11.05%	1.36%	0.90%	[1]	7.43%	1.43%	1.07%	[1]	22.01%	5.67%	4.66%	[1]	12.45%	2.44%	2.02%	[1]

[1]	Inception date is October 1, 2014.